                      Securities and Exchange Commission
                            Washington, D.C. 20524

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

             Report of the Calendar Quarter Ending Sept. 30, 2007

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.        S.E.C. File Number 28-6694

Business Address:

45 Milk Street  Boston          MA              02109
Street          City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617) 338-0700

ATTENTION -   Intentional misstatements of omissions of facts constitute
              Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15
              U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 16th day of October 2007.

                                              Appleton Partners, Inc.
                                              (Name of Institutional Investment
                                              Mgr.)

                                              By: /s/ Douglas C. Chamberlain
                                                  ------------------------------
                                                  Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 115
Form 13F Information Table Value Total: 266,541,377 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No. Form 13F file number Name
--- -------------------- ----

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group

                                   30-Sep-07

                                                                             Investment Discretion Voting Authority
                                                                                Sole      Shared   Other    Sole    Shared None
                                 Security                                    ---------- ---------- ------ --------- ------ ----
Security                           Type       Cusip   Market Value  Quantity    (A)        (B)      (C)      (A)     (B)   (C)
--------                       ------------ --------- ------------- -------- ---------- ---------- ------ --------- ------ ----
Master Group
------------
3M CO COM                      COMMON STOCK 88579Y101 $  665,073.00    7107      X                            X
ABBOTT LABS COM                COMMON STOCK 002824100 $  317,698.00    5925      X                            X
ADOBE SYS INC COM              COMMON STOCK 00724F101 $1,315,257.00   30125      X                            X
AGRIUM INC COM                 COMMON STOCK 008916108 $3,652,433.00   67165      X                            X
AMERICAN EXPRESS CO COM        COMMON STOCK 025816109 $3,833,936.00   64577      X                            X
AMETEK INC NEW COM             COMMON STOCK 031100100 $2,402,643.00   55591      X                            X
AMGEN INC COM                  COMMON STOCK 031162100 $  300,387.00    5310      X                            X
AMPHENOL CORP NEW CL A         COMMON STOCK 032095101 $3,412,203.00   85820      X                            X
APACHE CORP COM                COMMON STOCK 037411105 $1,726,000.00   19165      X                            X
APPLE, INC.                    COMMON STOCK 037833100 $3,757,713.00   24485      X                            X
APPLETON EQUITY GROWTH FUND    MUTUAL FUNDS 038042107 $3,576,187.00  401819      X                            X
ARCHER DANIELS MIDLAND COM     COMMON STOCK 039483102 $  572,284.00   17300      X                            X
AT&T INC COM                   COMMON STOCK 00206R102 $5,095,943.00  120443      X                            X
ATLAS CONS MNG&DEV CP CL B     COMMON STOCK 049249303 $    3,827.00   76533      X                            X
BAKER HUGHES INC COM           COMMON STOCK 057224107 $7,297,649.00   80753      X                            X
BANK N S HALIFAX COM           COMMON STOCK 064149107 $  287,437.00    5475      X                            X
BANK OF AMERICA CORP COM       COMMON STOCK 060505104 $7,960,456.00  158354      X                            X
BECTON DICKINSON & CO COM      COMMON STOCK 075887109 $  640,810.00    7810      X                            X
BERKSHIRE HATHAWAY INC CL B    COMMON STOCK 084670207 $  209,456.00      53      X                            X
BHP BILLITON LTD SPONSORED ADR COMMON STOCK 088606108 $  449,985.00    5725      X                            X
BOEING CO COM                  COMMON STOCK 097023105 $  241,477.00    2300      X                            X
BP PLC SPONSORED ADR           COMMON STOCK 055622104 $  955,504.00   13778      X                            X
BRIGHT HORIZON FAMILY COM      COMMON STOCK 109195107 $1,299,123.00   30325      X                            X
BRISTOL MYERS SQUIBB COM       COMMON STOCK 110122108 $  399,733.00   13870      X                            X
BROADCOM CORP CL A             COMMON STOCK 111320107 $1,803,634.00   49496      X                            X

                                   30-Sep-07

                                                                              Investment Discretion Voting Authority
                                                                                 Sole      Shared   Other    Sole    Shared None
                                 Security                                     ---------- ---------- ------ --------- ------ ----
Security                           Type       Cusip    Market Value  Quantity    (A)        (B)      (C)      (A)     (B)   (C)
--------                       ------------ --------- -------------- -------- ---------- ---------- ------ --------- ------ ----
Master Group
------------
CARLISLE COS INC COM           COMMON STOCK 142339100 $   495,720.00   10200      X                            X
CATERPILLAR INC DEL COM        COMMON STOCK 149123101 $ 6,364,987.00   81155      X                            X
CHEVRONTEXACO CORP COM         COMMON STOCK 166764100 $   913,996.00    9767      X                            X
CISCO SYS INC COM              COMMON STOCK 17275R102 $ 4,041,848.00  122000      X                            X
CITIGROUP INC COM              COMMON STOCK 172967101 $ 3,693,977.00   79151      X                            X
COCA COLA CO COM               COMMON STOCK 191216100 $ 1,852,258.00   32230      X                            X
COLGATE PALMOLIVE CO COM       COMMON STOCK 194162103 $   859,335.00   12049      X                            X
COSTCO WHSL CORP NEW COM       COMMON STOCK 22160K105 $   211,726.00    3450      X                            X
DEERE & CO COM                 COMMON STOCK 244199105 $   252,314.00    1700      X                            X
DISNEY WALT CO COM DISNEY      COMMON STOCK 254687106 $ 6,478,835.00  188393      X                            X
DU PONT E I DE NEMOURS COM     COMMON STOCK 263534109 $   423,738.00    8550      X                            X
E M C CORP MASS COM            COMMON STOCK 268648102 $   836,160.00   40200      X                            X
ECOLAB INC COM                 COMMON STOCK 278865100 $ 6,552,304.00  138820      X                            X
ENERGAS RES INC COM            COMMON STOCK 29265E108 $       700.00   20000      X                            X
EXXON MOBIL CORP COM           COMMON STOCK 30231G102 $16,564,978.00  178965      X                            X
FEDERATED EQUITY FDS KAUFMANN
CL A                           MUTUAL FUNDS 314172677 $   405,627.00   61366      X                            X
FEDERATED EQUITY FDS MKT
OPPOR FD A                     MUTUAL FUNDS 314172743 $   533,188.00   43668      X                            X
FEDERATED INCOME TR INSTL SHRS MUTUAL FUNDS 314199100 $   167,563.00   16558      X                            X
FEDERATED INVS INC PA CL B     COMMON STOCK 314211103 $   448,610.00   11300      X                            X
FEDERATED MDT SER ALLCAP COR
INS                            MUTUAL FUNDS 31421R304 $   476,604.00   26596      X                            X
FEDERATED STK TR SH BEN INT    MUTUAL FUNDS 313900102 $   462,167.00   14052      X                            X
FEDERATED TOTAL RETURN TOTL
RET INSTL                      MUTUAL FUNDS 31428Q101 $   168,368.00   16005      X                            X
FEDERATED WORLD INVT INTL SM
CO CLA                         MUTUAL FUNDS 31428U748 $   251,618.00    4690      X                            X
FRANKLIN RES INC COM           COMMON STOCK 354613101 $   277,312.00    2175      X                            X
FREEPORT-MCMORAN COP&G CL B    COMMON STOCK 35671D857 $ 2,290,273.00   21835      X                            X
GARMIN LTD ORD                 COMMON STOCK G37260109 $ 5,553,294.00   46510      X                            X
GENERAL ELEC CO COM            COMMON STOCK 369604103 $11,338,508.00  273877      X                            X
GILEAD SCIENCES INC COM        COMMON STOCK 375558103 $   443,848.00   10860      X                            X
GOLDMAN SACHS GROUP COM        COMMON STOCK 38141G104 $   204,386.00     943      X                            X
HONEYWELL INTL INC COM         COMMON STOCK 438516106 $ 1,471,288.00   24740      X                            X
ILLINOIS TOOL WKS INC COM      COMMON STOCK 452308109 $   333,984.00    5600      X                            X
INGERSOLL-RAND COMPANY CL A    COMMON STOCK G4776G101 $ 2,489,279.00   45700      X                            X
INTEL CORP COM                 COMMON STOCK 458140100 $ 2,692,750.00  104128      X                            X
INTERNATIONAL BUS MACH COM     COMMON STOCK 459200101 $ 3,513,267.00   29824      X                            X
ISHARES S&P GSSI NAT RES IDX   COMMON STOCK 464287374 $   510,494.00    3965      X                            X
ISHARES TR DJ OIL&GAS EXP      COMMON STOCK 464288851 $ 1,861,931.00   31425      X                            X
ISHARES TR NASDQ BIO INDX      COMMON STOCK 464287556 $   782,275.00    9425      X                            X

                                   30-Sep-07

                                                                             Investment Discretion Voting Authority
                                                                                Sole      Shared   Other    Sole    Shared None
                                 Security                                    ---------- ---------- ------ --------- ------ ----
Security                           Type       Cusip   Market Value  Quantity    (A)        (B)      (C)      (A)     (B)   (C)
--------                       ------------ --------- ------------- -------- ---------- ---------- ------ --------- ------ ----
Master Group
------------
J P MORGAN CHASE & CO COM      COMMON STOCK 46625H100 $  453,893.00    9906      X                            X
JOHNSON & JOHNSON COM          COMMON STOCK 478160104 $5,497,973.00   83683      X                            X
JONES LANG LASALLE INC COM     COMMON STOCK 48020Q107 $5,055,278.00   49195      X                            X
KELLOGG CO COM                 COMMON STOCK 487836108 $  767,592.00   13707      X                            X
LABORATORY AMER HLDGS COM NEW  COMMON STOCK 50540R409 $1,551,692.00   19835      X                            X
MCDONALDS CORP COM             COMMON STOCK 580135101 $3,279,639.00   60210      X                            X
MEDTRONIC INC COM              COMMON STOCK 585055106 $  536,854.00    9517      X                            X
MEMC ELECTR MATLS INC COM      COMMON STOCK 552715104 $3,059,543.00   51980      X                            X
METLIFE INC COM                COMMON STOCK 59156R108 $7,806,273.00  111950      X                            X
MFS SER TR I NEW DISCV CL A    MUTUAL FUNDS 552983553 $  716,218.00   34203      X                            X
MFS SER TR V INTL NEW DIS A    MUTUAL FUNDS 552981888 $  576,267.00   18668      X                            X
MICROSOFT CORP COM             COMMON STOCK 594918104 $4,012,540.00  136203      X                            X
MILLIPORE CORP COM             COMMON STOCK 601073109 $2,734,485.00   36075      X                            X
MORGAN STANLEY COM NEW         COMMON STOCK 617446448 $  278,082.00    4414      X                            X
NOKIA CORP SPONSORED ADR       COMMON STOCK 654902204 $4,491,367.00  118412      X                            X
NORDSTROM INC COM              COMMON STOCK 655664100 $  431,388.00    9200      X                            X
NORTHERN TR CORP COM           COMMON STOCK 665859104 $  298,215.00    4500      X                            X
NOVARTIS A G SPONSORED ADR     COMMON STOCK 66987V109 $  324,814.00    5910      X                            X
OMNICOM GROUP INC COM          COMMON STOCK 681919106 $1,548,498.00   32200      X                            X
ORACLE CORP COM                COMMON STOCK 68389X105 $  574,916.00   26555      X                            X
PEOPLES S&P MIDCAP IDX COM     MUTUAL FUNDS 712223106 $  425,236.00   13141      X                            X
PEPSICO INC COM                COMMON STOCK 713448108 $6,920,066.00   94459      X                            X
PFIZER INC COM                 COMMON STOCK 717081103 $1,358,968.00   55627      X                            X
PPG INDS INC COM               COMMON STOCK 693506107 $  243,120.00    3218      X                            X
PRAXAIR INC COM                COMMON STOCK 74005P104 $6,620,055.00   79036      X                            X
PRECISION CASTPARTS CP COM     COMMON STOCK 740189105 $6,382,377.00   43130      X                            X
PROCTER & GAMBLE CO COM        COMMON STOCK 742718109 $9,428,303.00  134039      X                            X
RESPIRONICS INC COM            COMMON STOCK 761230101 $  354,221.00    7375      X                            X
ROPER INDS INC NEW COM         COMMON STOCK 776696106 $3,060,160.00   46720      X                            X
ROYAL DUTCH SHELL PLC SPON
ADR B                          COMMON STOCK 780259107 $  342,439.00    4171      X                            X
ROYAL DUTCH SHELL PLC SPONS
ADR A                          COMMON STOCK 780259206 $  507,215.00    6172      X                            X
SATYAM COMP SRVCS LTD ADR      COMMON STOCK 804098101 $3,653,312.00  141109      X                            X
SCHEIN HENRY INC COM           COMMON STOCK 806407102 $5,127,717.00   84282      X                            X
SCHLUMBERGER LTD COM           COMMON STOCK 806857108 $6,517,875.00   62075      X                            X
SCOTTS MIRACLE GRO CO          COMMON STOCK 810186106 $1,053,146.00   24635      X                            X
SMITH INTL INC COM             COMMON STOCK 832110100 $1,489,404.00   20860      X                            X
STANLEY WKS COM                COMMON STOCK 854616109 $  289,069.00    5150      X                            X

                                   30-Sep-07

                                                                               Investment Discretion Voting Authority
                                                                                  Sole      Shared   Other    Sole    Shared None
                                 Security                                      ---------- ---------- ------ --------- ------ ----
Security                           Type       Cusip    Market Value   Quantity    (A)        (B)      (C)      (A)     (B)   (C)
--------                       ------------ --------- --------------- -------- ---------- ---------- ------ --------- ------ ----
Master Group
------------
STATE STR CORP COM             COMMON STOCK 857477103 $  1,087,697.00   15958      X                            X
STRYKER CORP COM               COMMON STOCK 863667101 $  1,790,510.00   26040      X                            X
TARGET CORP COM                COMMON STOCK 87612E106 $  1,542,844.00   24270      X                            X
TEMPLETON INCOME TR GLB BD
ADVSOR                         MUTUAL FUNDS 880208400 $    230,288.00   19801      X                            X
TRIBUNE CO NEW COM             COMMON STOCK 896047107 $    693,163.00   25372      X                            X
UNITED TECHNOLOGIES CP COM     COMMON STOCK 913017109 $  1,780,620.00   22125      X                            X
VALERO ENERGY CORP NEW COM     COMMON STOCK 91913Y100 $    663,402.00    9875      X                            X
VCA ANTECH INC COM             COMMON STOCK 918194101 $  7,506,859.00  179805      X                            X
VEOLIA ENVIRONNEMENT
SPONSORED ADR                  COMMON STOCK 92334N103 $  5,143,850.00   59715      X                            X
VERIZON COMMUNICATIONS COM     COMMON STOCK 92343V104 $  2,004,866.00   45277      X                            X
WACHOVIA CORP 2ND NEW COM      COMMON STOCK 929903102 $    346,737.00    6914      X                            X
WALGREEN CO COM                COMMON STOCK 931422109 $    445,237.00    9425      X                            X
WEATHERFORD INTL LTD COM       COMMON STOCK G95089101 $    463,408.00    6898      X                            X
WELLS FARGO & CO NEW COM       COMMON STOCK 949746101 $  5,151,578.00  144626      X                            X
WYETH COM                      COMMON STOCK 983024100 $    261,330.00    5866      X                            X
ZIMMER HLDGS INC COM           COMMON STOCK 98956P102 $  1,264,416.00   15612      X                            X
                                                      ---------------
                                                      $266,541,377.00
                                                      ---------------                                                   -     -
TOTAL PORTFOLIO                                       $266,541,377.00
                                                      ===============